Acquired Intangible Assets, Net (Definite-lived intangible assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Acquired Definite-Lived Intangible Assets [Line Items]
Definite-lived, intangible assets	$ 25,119	$ 15,799
Less: Accumulated amortization	(7,722)	(3,417)
Less: Impairment loss	(1,383)	(1,242)
Acquired definite-lived intangible assets, net	16,014	11,140
Domain names [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Definite-lived, intangible assets	2,482	2,426
Less: Accumulated amortization	(859)	(423)
Less: Impairment loss	(424)	(411)
Source code [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Definite-lived, intangible assets	1,662	1,754
Less: Accumulated amortization	(1,050)	(821)
Less: Impairment loss	(72)	(158)
Technology [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Definite-lived, intangible assets	12,013	6,999
Less: Accumulated amortization	(3,450)	(1,872)
Less: Impairment loss	(887)	(673)
Non-compete agreement [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Definite-lived, intangible assets	3,985	3,933
Less: Accumulated amortization	(1,584)	(299)
Operating License [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Definite-lived, intangible assets	1,768	610
Less: Accumulated amortization	(29)	(2)
Trademarks [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Definite-lived, intangible assets	79	77
Less: Accumulated amortization	(235)	0
User base [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Definite-lived, intangible assets	157	0
Less: Accumulated amortization	(8)	0
Customer relationship [Member]
Acquired Definite-Lived Intangible Assets [Line Items]
Definite-lived, intangible assets	2,973	0
Less: Accumulated amortization	$ (507)	$ 0